                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:       September 30, 2003
                                                     ------------------

Check here if Amendment [_];  Amendment Number:      _____________
This Amendment (Check only one.):   [_]  is a restatement.
                                    [_]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Victory NewBridge Capital Management,
         a Division of Victory Capital Management
         -----------------------------------------------------
Address: 535 Madison Avenue, 14/th/ floor
         -----------------------------------------------------
         New York, New York  10022
         -----------------------------------------------------

Form 13F File Number:            28-5523
                                 -------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Anna Lynn LaRochelle
             -----------------------------------------------------
Title:       Operations Manager
             -----------------------------------------------------
Phone:       (212) 745-1000
             -----------------------------------------------------

Signature, Place, and Date of Signing:

/s/ Anna Lynn LaRochelle       New York, New York               October 29, 2003
-------------------------      --------------------------       ---------------

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if o holdings reported are in this report, and all holdings are reported by other reporting manager (s).)

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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          0
                                            ------------------------------------

Form 13F Information Table Entry Total:     63
                                            ------------------------------------

Form 13F Information Table Value Total:     $1,322,281
                                            ------------------------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name (s) and Form 13F file number (s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.               Form 13F File Number      Name

None              28-5523                   Victory NewBridge Capital Management

                      Victory NewBridge Capital Management
                         Discretionary Ownership for 13F
                               September 30, 2003

         (ITEM 1)       (ITEM 2)  (ITEM 3)   (ITEM 4)   (ITEM 5)           (ITEM 6)          (ITEM 7)             (ITEM 8)

                                                                     Investment Discretion                 Voting Authority
          NAME           TITLE                  FAIR   SHARES OR                    SHARED                      (Shares)
           OF              OF      CUSIP       MARKET  PRINCIPAL     SOLE   SHARED   OTHER    OTHER     SOLE     SHARED     NONE
         ISSUER          CLASS    NUMBER       VALUE     AMOUNT       (A)    (B)      (C)      MGR       (A)       (B)       (C)
------------------------------------------------------------------------------------------------------------------------------------
A O L TIME WARNER       COMMON   00184A105      1,552    102,693    102,693                             32,171         0      70,522
AFFILIATED COMPUTER S   COMMON   008190100     62,990  1,293,705  1,290,270  1,035   2,400           1,023,715     1,955     268,035
ALLERGAN INC COM        COMMON   018490102     48,624    617,603    616,293    510     800             453,346       970     163,287
AMERICAN INTL GROUP I   COMMON   026874107     61,347  1,063,202  1,060,681    675   1,846             839,150     2,029     222,023
AMGEN INC COM           COMMON   031162100     63,757    988,178    987,318    860                     776,912     1,935     209,331
APOLLO GROUP INC CL A   COMMON   037604105     41,977    635,730    634,355    475     900             489,553     1,130     145,047
APPLIED MATLS INC COM   COMMON   038222105        466     25,712     25,712                             17,527         0       8,185
BED BATH & BEYOND INC   COMMON   075896100     27,182    710,268    708,058    560   1,650             522,750     2,015     185,503
BERKSHIRE HATHAWAY IN   COMMON   084670207      4,298      1,722      1,722                                  0         0       1,722
CELESTICA INC SUB VTG   COMMON   15101Q108        400     25,241     25,241                             15,246         0       9,995
CISCO SYSTEMS INC COM   COMMON   17275R102     67,117  3,426,070  3,417,785  1,585   6,700           2,376,550     4,815   1,044,705
CITIGROUP INC COM       COMMON   172967101     60,085  1,320,251  1,315,551  1,300   3,400             954,315     2,795     363,141
CLEAR CHANNEL COMMUNI   COMMON   184502102     55,978  1,461,570  1,459,085    985   1,500           1,179,475     2,320     279,775
DELL INC                COMMON   24702R101        814     24,363     24,363                             10,208         0      14,155
DISNEY WALT PRODTNS     COMMON   254687106        212     10,494     10,494                                  0         0      10,494
DU PONT E I DE NEMOUR   COMMON   263534109        312      7,800      7,800                                  0         0       7,800
E M C CORP MASS COM     COMMON   268648102        968     76,635     76,635                             41,195         0      35,440
EBAY INC COM            COMMON   278642103     28,215    526,008    524,283    425   1,300             407,965       870     117,173
ELECTRONIC ARTS INC C   COMMON   285512109        856      9,284      9,284                              7,239         0       2,045
EXXON CORPORATION       COMMON   30231G102        326      8,900      8,900                                  0         0       8,900
FEDERAL HOME LN MTG C   COMMON   313400301     25,863    494,033    492,458    365   1,210             382,102       805     111,126
FEDERAL NAT MORTGAGE    COMMON   313586109        397      5,650      5,650                                  0         0       5,650
FIRST DATA CORP COM     COMMON   319963104     58,106  1,454,113  1,448,623  1,290   4,200           1,132,350     2,790     318,973
FOREST LABS INC COM     COMMON   345838106     46,388    901,618    898,753    665   2,200             675,902     1,535     224,181
GARMIN LTD ORD          COMMON   G37260109        298      7,107      7,107                              7,107
GENERAL ELEC CO         COMMON   369604103      2,024     67,904     67,904                                  0         0      67,904
GENERAL MTRS CORP CL    COMMON   370442832        543     37,916     37,916                             25,106         0      12,810
GILEAD SCIENCES INC C   COMMON   375558103     20,963    374,072    372,957    115   1,000             329,942       155      43,975
HARLEY DAVIDSON INC C   COMMON   412822108     27,605    572,709    571,174    735     800             437,187     1,280     134,242
HOME DEPOT INC COM      COMMON   437076102      1,347     42,292     42,292                                  0         0      42,292
HUNTINGTON BANCSHARES   COMMON   446150104      1,022     51,500     51,500                                  0         0      51,500
I B M                   COMMON   459200101        726      8,217      8,217                                  0         0       8,217
IMATION CORP            COMMON   45245A107        253      7,747      7,747                               7747
INTEL CORP COM          COMMON   458140100      1,687     61,297     61,297                              4,597         0      56,700
INTERSIL HLDG CORP CL   COMMON   46069S109        423     17,761     17,761                             13,896         0       3,865
INTUIT INC COM          COMMON   461202103     56,230  1,165,624  1,162,054    820   2,750             927,906     1,925     235,793
JOHNSON & JOHNSON       COMMON   478160104        547     11,048      8,048          3,000                   0         0      11,048
KOHLS CORP COM          COMMON   500255104     44,739    836,237    833,782    655   1,800             654,872     1,335     180,030
LABORATORY CORP AMER    COMMON   50540R409        525     18,309     18,309                                675         0      17,634
L-3 COMMUNICATIONS HL   COMMON   502424104     44,558  1,030,245  1,027,465    880   1,900             835,873     1,880     192,492
MEDTRONIC INC COM       COMMON   585055106     54,029  1,151,518  1,147,328    890   3,300             850,981     2,175     298,362
MERCK & CO INC          COMMON   589331107      1,001     19,766     18,766          1,000                   0         0      19,766
MERRILL LYNCH & CO IN   COMMON   590188108     60,937  1,138,369  1,135,544    625   2,200             819,414     2,410     316,545
MICROSOFT CORP COM      COMMON   594918104      5,894    212,006    201,006         11,000              31,864         0     180,142
NOKIA CORP ADR SPONSO   COMMON   654902204        549     35,211     35,211                             27,943         0       7,268
NVIDIA CORP             COMMON   67066G104        180     11,274     11,274                             11,274
ORACLE SYS CORP         COMMON   68389X105        464     41,265     41,265                             29,434         0      11,831
PFIZER INC              COMMON   717081103     37,305  1,227,945  1,224,860  1,285   1,800             928,142     2,980     296,823
PIXAR COM               COMMON   725811103        358      5,369      5,369                              3,944         0       1,425
QLOGIC CORP COM         COMMON   747277101        400      8,518      8,518                              6,403         0       2,115
QUALCOMM INC COM        COMMON   747525103     29,182    700,302    699,782    520                     555,129       580     144,593
S L M CORPORATION COM   COMMON   78442P106     66,532  1,707,689  1,702,619  1,320   3,750           1,304,306     2,640     400,743
SCHWAB CHARLES CORP N   COMMON   808513105        452     37,925     37,925                              5,500         0      32,425
SIEBEL SYS INC COM      COMMON   826170102        281     28,744     28,744                             21,479         0       7,265
SUN MICROSYSTEMS INC    COMMON   866810104        246     74,318     74,318                             51,618         0      22,700
SYMANTEC CORP COM       COMMON   871503108     38,324    606,493    604,418    575   1,500             436,845     1,120     168,528
TEVA PHARMACEUTICAL I   COMMON   881624209     28,632    500,551    499,061    365   1,125             368,761       405     131,385
TEXAS INSTRS INC COM    COMMON   882508104     32,928  1,444,202  1,439,802  1,100   3,300           1,113,596     1,225     329,381
UTSTARCOM INC COM       COMMON   918076100        454     14,281     14,281                             10,746         0       3,535
WAL MART STORES INC     COMMON   931142103      2,233     39,986     38,986          1,000                   0         0      39,986
XILINX INC COM          COMMON   983919101     28,402    999,008    995,953    830   2,225             746,713       910     251,385
XM SATELLITE RADIO IN   COMMON   983759101        363     23,448     23,448                             17,503         0       5,945
ZIMMER HLDGS INC COM    COMMON   98956P102     71,415  1,296,101  1,291,571    980   3,550           1,003,645     2,405     290,051

TOTAL                                       1,322,281
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